Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.

One Financial Center

Boston, Massachusetts 02111

Megan N. Gates	617 542 6000
617 542 2241 fax
Direct dial 617 348-4443
mngates@mintz.com

June 2, 2005

VIA EDGAR SUBMISSION

Securities and Exchange Commission

Division of Corporation Finance

450 Fifth Street, N.W.

Judiciary Plaza

Washington, D.C. 20549

Attention: Albert C. Lee

Re:	Coley Pharmaceutical Group, Inc.
Form S-1
Filed April 20, 2005
File #333-124176

Ladies and Gentlemen:

On behalf of Coley Pharmaceutical Group, Inc. (the “Company”), we are hereby filing with the Securities and Exchange Commission (the “Commission”) Amendment No. 2 (“Amendment No. 2”) to the Company’s Registration Statement on Form S-1 (Reg. No. 333-124176), initially filed with the Commission on April 20, 2005 (the “Registration Statement”) and amended April 28, 2005.

Amendment No. 2 is being filed in response to comments contained in the letter dated May 17, 2005 from Jeffrey Riedler of the Staff (the “Staff”) of the Commission to Robert L. Bratzler, the Company’s President and Chief Executive Officer. The comments and responses set forth below are keyed to the numbering of the comments and the headings used in the Staff’s letter and are based upon information provided to Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C. by the Company. Where appropriate, the Company has responded to the Staff’s comments by making changes to the disclosure in the Registration Statement set forth in Amendment No. 2. Page numbers referred to in the responses reference the applicable pages of Amendment No. 2.

On behalf of the Company, we advise you as follows:

Boston Washington Reston New York Stamford Los Angeles London

MINTZ, LEVIN, COHN, FERRIS, GLOVSKY AND POPEO, P.C.

June 2, 2005

Form S-1

General

1.	Comment: Please provide us proofs of all graphic, visual, or photographic information you will provide in the printed prospectus prior to its use, for example in a preliminary prospectus. Please note we may have comments regarding these materials.

Response: In response to the Staff’s comment, the Company notes that the only graphic, visual, or photographic information that it intends to include in the printed prospectus is the Company logo on the front and back covers of the prospectus. If the Company determines that it is desirable to include additional visual information in the prospectus, the Company will promptly provide such additional information to the Staff on a supplemental basis. The Company acknowledges that the Staff may have further comments regarding any such additional information.

2.	Comment: Please note that when you file a pre-effective amendment containing pricing-related information, we may have additional comments. As you are likely aware, you must file this amendment prior to circulating the prospectus.

Response: The Company is aware of this requirement and acknowledges that the Staff may have further comments when the Company files a pre-effective amendment containing pricing-related information.

3.	Comment: Please note that when you file a pre-effective amendment that includes your price range, it must be bona fide. We interpret this to mean that your range may not exceed $2 if you price below $20 and 10% if you price above $20.

Response: The Company’s notes the Staff’s comment. When the Company files a pre-effective amendment containing a price range, the range will satisfy these parameters.

4.	Comment: Please note that where we provide examples to illustrate what we mean by our comments, they are examples and not complete lists. If our comments are applicable to portions of the filing that we have not cited as examples, please make the appropriate changes in accordance with our comments.

Response: The Company notes the Staff’s comment.

5.	Comment: We note that you have requested confidential treatment for several of your exhibits under Rule 406 of the Securities Act; we will furnish comments for your request under separate cover. Please be advised, we will not act on any request for acceleration of effectiveness until we have cleared comments on your request for confidential treatment.

MINTZ, LEVIN, COHN, FERRIS, GLOVSKY AND POPEO, P.C.

June 2, 2005

Response: The Company notes the Staff’s comment.

Cover page

6.	Comment: Please tell us supplementally what percentage of the shares that will be outstanding after the public offering will be held by Pfizer. We may have further comment.

Response: The Company supplementally advises the Staff that the percentage of the shares that will be outstanding after the public offering held by Pfizer will depend on the valuation of the Company and the number of shares offered in this initial public offering, neither of which has yet been determined. The Company supplementally advises the Staff, however, that it does not anticipate that the percentage of the Company’s outstanding common stock held by Pfizer will exceed five percent (5%).

Prospectus Summary, page 1

7.	Comment: As you have chosen to include a summary of your strategy, please balance this discussion by including a discussion of the risks and obstacles you must address in implementing this strategy. This discussion should be at least as prominent as the discussion of your strategy. Additionally, include a discussion of your history of losses, accumulated deficit, that you have no commercially viable products or FDA approved products, and that you expect to continue incurring substantial losses for the foreseeable future and may never achieve profitability to further balance the discussion in the summary.

Response: The Company has added the requested disclosure on page 4 of Amendment No. 2 in response to the Staff’s comment.

8.	Comment: Please limit the discussion of your product candidates to the designed indication, stage of clinical trials and identification of any collaborative partners. The current discussion is too detailed for the summary. Results of clinical trials are not appropriate for disclosure in the summary.

Response: The Company has revised the disclosure on pages 2 and 3 in response to the Staff’s comment to delete the results of its clinical trials of Actilon. The Company respectfully submits that ProMune is the Company’s lead product candidate and therefore results of a randomized Phase II clinical trial are critical to an understanding of the Company’s business. As a result, the Company believes that a description of the clinical results with respect to that product candidate in the summary is necessary for an investor to make an informed investment decision. The Company believes that the disclosure with respect to the Phase II trial results of ProMune is complete, balanced and accurate.

MINTZ, LEVIN, COHN, FERRIS, GLOVSKY AND POPEO, P.C.

June 2, 2005

9.	Comment: Please eliminate jargon and technical terms from the forepart of the prospectus and provide a “Plain English” explanation or substitute. For example, these words and phrases appear in your summary and in other parts of the prospectus:

•	“randomized”
•	“vaccine adjuvant”
•	“solid and hematologic malignancies”
•	“renal cell carcinoma”
•	“cutaneous T-cell lymphoma”
•	“basal cell carcinoma”
•	“squamous cell carcinoma”
•	“adenocarcinoma”
•	“subcutaneous injection”
•	“toxicities”

If you must include technical terms in the body of your prospectus that are understood only by industry experts you must make every effort to concisely explain these terms where you first use them.

Response: The Company has defined technical terms where they are first used in response to the Staff’s comment.

Risk Factors

10.	Comment: To the extent material, please consider including a separate stand alone risk factor pertaining to operations of your foreign subsidiaries, Coley Ltd. and Coley GmbH. Please consider including in your risk factor a discussion of foreign currency risks, financial reporting results, interest on euro-denominated debt and interest rate risk among others.

Response: The Company has added the requested disclosure on page 16 of Amendment No. 2 in response to the Staff’s comment.

11.	Comment: We note that proceeds from the up front payment from the Pfizer agreement are dependent on receipt of antitrust clearance of your license agreement. In an appropriate location in your document, discuss the antitrust clearance, including the criteria that will be used to determine whether clearance is warranted and who makes such determination. Also, consider including a risk factor discussion the consequences if the clearance is not obtained.

MINTZ, LEVIN, COHN, FERRIS, GLOVSKY AND POPEO, P.C.

June 2, 2005

Response: The Company supplementally advises the Staff that it has received antitrust clearance for the license agreement with Pfizer and has revised the disclosure on this matter throughout Amendment No. 2 accordingly.

12.	Comment: On page 25 we note the bullet point indicating that the understanding of the intentions of your collaborative partners are forward looking statements. Please revise to elaborate by including a risk factor describing your understanding of these intentions and the potential consequences if you understanding is not correct.

Response: This Company supplementally notes to the Staff that this disclosure pertains to the Company’s collaboration with Pfizer, which is the subject of a stand-alone risk factor appearing on pages 10 and 11. The Company has revised the disclosure beginning on page 10 of Amendment No. 2 in response to the Staff’s comment.

We have limited sources of revenue and if we are unable to secure additional . . . , page 8

13.	Comment: If you do not receive the proceeds from Pfizer, please indicate how long you could continue to run your operations. Similarly, provide this information in the discussion of “Funding Requirements” on pages 42 - 43.

Response: The Company supplementally advises the Staff that it has received the anticipated $50 million up-front payment from Pfizer and has revised the disclosure throughout Amendment No. 2 accordingly.

Our TLR Therapeutic product candidates are at an early stage of product . . .. , page 11

14.	Comment: To the extent you are aware of any undesirable side effects or other characteristics of any of your lead products that may delay or preclude regulatory approval or limit their commercial use, please disclose them in a separate risk factor.

Response: The Company supplementally advises the Staff that it is not aware of any specific undesirable side effects or other characteristics of any of its lead products that would delay or preclude regulatory approval or limit their commercial use. The Company has accordingly revised the disclosure on page 12 of Amendment No. 2 to add this disclosure to an existing risk factor.

We depend on third-party contractors in the conduct of our preclinical studies . . . , page 14

15.	Comment: You indicate that you rely on third parties to conduct your clinical trials. In addition to Pfizer, please identify the third parties that you substantially rely on for conducting your clinical trials and to perform data collection and analysis. Also, to the extent you have any agreements with such parties, please so indicate and describe in your Business section the material terms of the agreements. You should also file the agreements as exhibits to your document.

MINTZ, LEVIN, COHN, FERRIS, GLOVSKY AND POPEO, P.C.

June 2, 2005

Response: The Company supplementally advises the Staff that, with the exception of future trials on ProMune to be conducted by Pfizer, the Company generally conducts its own clinical trials. Although it relies to some extent on third parties to conduct its clinical trials, the Company does not believe that it is substantially dependent on any single third party. The Company further believes that there are multiple potential vendors to provide such services available and that, at this time, no meaningful barriers exist to the Company’s ability to replace any particular vendor or to hire additional vendors to satisfy its needs. Accordingly, disclosure to this effect has not been included in Amendment No. 2, as the risk factor addresses future potential risks and the Company believes that the inclusion of such disclosure may have the effect of mitigating the risk factor.

16.	Comment: In addition, if you have experienced delays or other difficulties due to a clinical research organization’s ability to perform, please describe the situation and actual or expected consequences.

Response: The Company supplementally advises the Staff that it has not experienced delays or other difficulties due to a clinical research organization’s ability to perform.

Because we have limited manufacturing experience, we depend on third-party . . . , page 14

17.	Comment: Please identify any sole source suppliers that you or your manufacturers rely on for the production of the compounds you need for preclinical and clinical purposes. To the extent you have any formal agreements with them, please describe the material terms of such agreements under the Manufacturing section on page 77. You should also file the agreements as exhibits to your document. If you believe you are not substantially dependent on these suppliers, provide us with an analysis supporting your determination.

Response: The Company supplementally notes to the Staff that it relies on only one sole source supplier for one of its compounds (Actilon), Avecia Biotechnology, Inc. The Company believes that the production of this compound is not complex and that there are other third-party manufacturers with the capabilities to supply the Company’s preclinical and clinical needs as well as smaller scale commercial quantities with respect to this compound. The Company notes that there are at least two third-party manufacturers that have the capacity to supply larger commercial quantities of its compounds, and that have provided the Company with proposals or bids to supply all of its clinical, preclinical and commercial needs. The Company also believes that there are other third-party manufacturers whom the Company believes can supply its preclinical and clinical needs. Because of the presence of other third-party manufacturers who would be able, with a minimum of disruption, to supply the Company’s requirements for its clinical, preclinical and commercial materials, the Company does not believe that this warrants a separate risk factor, or that the agreement with Avecia is a material contract.

MINTZ, LEVIN, COHN, FERRIS, GLOVSKY AND POPEO, P.C.

June 2, 2005

18.	Comment: If you do not have any long term agreements, please disclose this information and disclose when any short-term supply agreements expire. Additionally, please indicate if these parties currently meet your manufacturing requirements.

Response: The Company supplementally advises the Staff that it has a long-term supply agreement with Avecia with respect to Actilon, as noted in the response to Comment 17, above. Our other short-term supply agreements are entered into in the normal course of business, using purchase orders.

If we are unable to retain our management, scientific staff and scientific advisors . . . , page 15

19.	Comment: To the extent known, please disclose the projected time frame of your hiring the additional scientific and technical personnel.

Response: The Company supplementally advises the Staff that it has no specific plans or time frame to hire additional scientific and technical personnel.

As we evolve from a company primarily involved in drug research . . . , page 15

20.	Comment: As currently written, this risk factor could apply to any issuer or offering. See Item 503(c) of Regulation S-K. While we understand that the risks you describe in this subsection are risks the company encounters because it is in the drug development business, you should state how this risk related specifically to your company.

Response: The Company has deleted this risk factor in response to the Staff’s comment.

If the combination of patents, trade secrets and contractual provisions . . . , page 16

21.	Comment: Please revise the discussion to identify your product candidates that would be affected if Dynavax’s actions are successful.

Response: The Company has revised the disclosure on pages 17 and 18 of Amendment No. 2 in response to the Staff’s comment. The Company further supplementally advises the Staff that even if Dynavax were to be successful, the damages would be minimal.

If third parties successfully assert that we have infringed their patents . . . , page 17

22.	Comment: The last sentence of this discussion disclosed a separate risk. Please revise to include it as a separate risk factor. The discussion should identify the personnel you consider to be key and the related work product that would be affected if they were to leave the company.

MINTZ, LEVIN, COHN, FERRIS, GLOVSKY AND POPEO, P.C.

June 2, 2005

Response: The Company supplementally advises the Staff that it has deleted the last sentence of this discussion. The Company further supplementally advises the Staff that a discussion identifying the personnel it considers to be key and the related work product that would be affected if they were to leave the company can be found in the risk factor, “If we are unable to retain our management, scientific staff and scientific advisors…” on page 16.

If we are unable to protect our trade secrets, we may be unable to protect our . . . , page 18

23.	Comment: If your business has been materially and adversely affected by the disclosure of proprietary information, please discuss the situation and its consequences.

Response: The Company supplementally advises the Staff that it is not aware of any disclosure of proprietary information that has materially and adversely affected its business.

If we fail to comply with our obligations in the agreements under which . . . , page 18

24.	Comment: In addition, with respect to patents you obtained from third parties, please disclose who has the obligations to take necessary actions to protect patents under you license agreements. If you do not have the obligation to take action, do you have the right to take necessary actions if the other party does not?

Response: The Company has revised the disclosure on page 19 of Amendment No. 2 in response to the Staff’s comment.

There is a substantial risk of product liability claims in our business. If we are . . . , page 20

25.	Comment: Please indicate if you believe your $10 million product liability insurance coverage is adequate.

Response: The Company has revised the disclosure on page 21 of Amendment No. 2 in response to the Staff’s comment.

If there are substantial sales of our common stock, our stock price could . . . , page 22

26.	Comment: Please revise the third paragraph of your risk factor to include the conversion price of the warrants. If the warrants are exercisable at varying prices, please provide the range of weighted exercise price.

Response: The Company has revised the disclosure on page 23 of Amendment No. 2 in response to the Staff’s comment.

MINTZ, LEVIN, COHN, FERRIS, GLOVSKY AND POPEO, P.C.

June 2, 2005

Use of Proceeds, page 26

27.	Comment: Please disclose the approximate amount and timing of the proceeds you plan to use for the purposes you list in this section. Additionally, please specify how much you anticipate spending for product development, which products you expect to develop using these proceeds and indicate where in the drug development process you expect to be after the expenditure of these proceeds.

Response: The Company has revised the disclosure on page 27 of Amendment No. 2 in response to the Staff’s comment.

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Overview, page 32

28.	Comment: We note your statement that Pfizer will fund nearly all future development as it relates to ProMune. Please disclose what costs Coley Pharmaceutical Group will be responsible for going forward under the license agreement with Pfizer.

Response: The Company supplementally advises the Staff that any costs for which it will be responsible going forward under the license agreement with Pfizer are not material.

Clinical Development Strategy and Ongoing Clinical Programs, page 33

29.	Comment: Please revise your statement, “[a]fter antitrust clearance of our license agreement with Pfizer...” As currently worded the statement presupposes authorities will give you antitrust clearance.

Response: The Company supplementally advises the Staff that it has received antitrust clearance for the license agreement with Pfizer and has revised the disclosure throughout Amendment No. 2 accordingly.

Research and Development Cost Allocations, page 34

30.	Comment: Please expand your disclosure to include additional information. Refer to the Division of Corporation Finance “Current Issues and Rulemaking Projects Quarterly Update” under section VIII—Industry Specific Issues – Accounting and Disclosure by Companies Engaged in Research and Development Activities. You can find it at the following website address: http://www.sec.gov/divisions/corpfin/cfcrq032001.htm#secviii. Please disclose the following information for each of your major research and development projects:

a.	We note that you do not track internal R&D costs on a project basis. Please revise this discussion to include the external costs by project to the extent available;

MINTZ, LEVIN, COHN, FERRIS, GLOVSKY AND POPEO, P.C.

June 2, 2005

b.	The nature, timing and estimated costs of the efforts necessary to complete the project;

c.	The anticipated completion dates;

d.	The risks and uncertainties associated with completing development on schedule, and the consequences to operations, financial position and liquidity if the project is not completed timely; and finally

e.	The period in which material not cash inflows from significant projects are expected to commence.

Response: The Company has revised its disclosure on pages 36 and 37 of Amendment No. 2 in response to the Staff’s comment. The Company supplementally notes to the Staff that it began to identify external clinical trial and drug development expenses by program during 2004, and it had set forth this information under the caption “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Results of Operations—Years Ended December 31, 2004 and 2003—Research and development expenses” and “Results of Operations—Three Months Ended March 31, 2005 and 2004.”

Liquidity and Capital Resources, page 40

31.	Comment: We note you have yet to fill in the blank indicating the number of years your current cash and cash equivalents together with the proceeds from this offering will last. Notwithstanding your determination of this figure, please indicate if you expect to raise additional funds in the next 24 months. If you are unable to determine whether you will or not, please disclose the reasons.

Response: The Company supplementally advises the Staff that it will fill in the blank indicating the number of years its current cash and cash equivalents together with the proceeds from this offering will last once it has determined how much cash will be raised in this offering. With regards to the Staff’s comment that the Company indicate if it expects to raise additional funds in the next 24 months, the Company supplementally advises the Staff that it currently has no specific plans to raise such additional funds. The Company will, however, continue to review its options with respect to available financing from time to time, and if opportunities to raise capital on attractive terms present themselves, may raise funds if doing so is in the Company’s best interests.

MINTZ, LEVIN, COHN, FERRIS, GLOVSKY AND POPEO, P.C.

June 2, 2005

Business

General

32.	Comment: We note your license agreement with the Trustees of Boston University. Please describe the material provisions of this agreement in the Business section. Your discussion should include:

•	All material rights and obligations of the parties to the agreement;

•	Duration of the agreement;

•	Quantification of all payments made to date and aggregate potential payments;

•	Termination provisions, including consequences of early termination; and

•	Any other terms that may be considered material.

Please include a discussion of these material provisions in your next amendment. We may have further comment.

Response: The Company supplementally advises the Staff that it does not consider the license agreement with the Trustees of Boston University to be material to the Company’s business. Accordingly, the Company has deleted it as an exhibit in Amendment No. 2.

33.	Comment: To the extent that you discuss the results of clinical trials, discuss whether the results were statistically significant. Disclose p values, where applicable, and the meaning of the p values. Additionally, the discussion of the results should be qualified by a statement that later stage clinical trials might not support these results.

Response: The Company has revised the disclosure on pages 2, 58, 59 and 65 of Amendment No. 2 in response to the Staff’s comment. The Company also notes that it had included information with regard to the p-values of some of its clinical trials previously, on pages 58 and 59, and accordingly that information does not appear as new text in Amendment No. 2.

Overview, page 45

34.	Comment: Please revise the first sentence in the fifth paragraph to state after you receive antitrust clearance you expect Pfizer will initiate a Phase III clinical trial of ProMune. Also, make similar changes throughout the document where appropriate.

Response: The Company supplementally advises the Staff that it has already received antitrust clearance for the license agreement with Pfizer and has revised the disclosure throughout Amendment No. 2 accordingly.

ProMune for Cancer, page 49

MINTZ, LEVIN, COHN, FERRIS, GLOVSKY AND POPEO, P.C.

June 2, 2005

35.	Comment: We note your statement, “[t]he worldwide cancer drug market is expected to increase from $39 billion in 2003 to $50 billion by 2007.” You should only include the size of your potential target market in which you will compete. Please confirm the $39 billion and $50 billion accurately reflects your target market or revise accordingly.

Response: The Company has revised the disclosure on page 53 to Amendment No. 2 in response to the Staff’s comment to remove the referenced sentence.

36.	Comment: On page 56 you state that subcutaneous administration of ProMune is safe. Safety and efficacy are determinations that only the FDA can make. Please revise to delete this statement. We do not object to the statement that it appeared to be relatively well tolerated by most patients.

Response: The Company has revised the disclosure on page 60 of Amendment No. 2 in response to the Staff’s comment.

Pfizer Collaboration, page 66

37.	Comment: Please revise to disclose when the last of the licensed patents is scheduled to expire.

Response: The Company has revised the disclosure on page 70 of Amendment No. 2 in response to the Staff’s comment.

sanofi-aventis Collaboration, page 67

38.	Comment: Please disclose the duration of your agreement with sanofi-aventis.

Response: The Company has revised the disclosure on page 71 of Amendment No. 2 in response to the Staff’s comment.

Other Commercial Collaborations. page 68

39.	Comment: Please disclose the duration of your agreements with GlaxoSmithKline plc and Chiron Corporation.

Response: The Company has revised the disclosure on pages 71 and 72 of Amendment No. 2 in response to the Staff’s comment.

40.	Comment: Please disclose the total aggregate amount you may be entitled to receive under the terms of your license agreement with Qiagen (now Merial Limited). Additionally, disclose the duration of this agreement.

MINTZ, LEVIN, COHN, FERRIS, GLOVSKY AND POPEO, P.C.

June 2, 2005

Response: The Company has revised the disclosure on page 72 of Amendment No. 2 in response to the Staff’s comment.

Government Contracts and Grants, page 68

41.	Comment: Please revise to disclose the amounts already received under each of these contracts or grants.

Response: The Company has revised the disclosure on page 72 of Amendment No. 2 in response to the Staff’s comment.

Technology In-Licenses, page 69

42.	Comment: Please revise to identify your product candidates that are dependent on each of these licenses.

Response: The Company has revised the disclosure on page 72 of Amendment No. 2 in response to the Staff’s comment.

43.	Comment: Quantify the royalties to UIRF that are past due.

Response: The Company has revised the disclosure on page 73 of Amendment No. 2 in response to the Staff’s comment.

44.	Comment: If you made up front payments to acquire these licenses, please disclose the payments made to date and any payments you still need to make.

Response: The Company has revised the disclosure on page 72 of Amendment No. 2 in response to the Staff’s comment.

Intellectual Property, page 71

45.	Comment: Please describe the 42 issued patents, including the subject protected by the patent, expiration and products dependent on the patent. You may discuss related patents together as a group.

Response: The Company has revised the disclosure on page 75 in response to the Staff’s comment.

Government Regulation, page 73

46.	Comment: Please revise to include a discussion of the antitrust clearance.

MINTZ, LEVIN, COHN, FERRIS, GLOVSKY AND POPEO, P.C.

June 2, 2005

Response: The Company supplementally advises the Staff that it has already received antitrust clearance for the license agreement with Pfizer. Accordingly, the Company has not added any disclosure regarding that event to this section.

Property and Facilities, page 77

47.	Comment: Please revise to disclose the amount of your annual lease payments for the four properties listed.

Response: The Company has revised the disclosure on page 81 of Amendment No. 2 in response to the Staff’s comment.

48.	Comment: Please disclose whether you intend to negotiate a renewal of your lease in Langenfeld, Germany, which expires in March 2006.

Response: The Company supplementally advises the Staff that it is currently considering its options regarding the negotiation of a renewal of its lease in Langenfeld, Germany and does not yet know whether it will do so.

Employees, page 78

49.	Comment: Please disclose the number of part-time employees you have, if any.

Response: The Company has revised the disclosure on page 81 of Amendment No. 2 in response to the Staff’s comment.

Legal Proceedings, page 78

50.	Comment: Supplementally, please provide us your analysis why you do not believe your current litigation with Dynavax to be material. We note that you intend to use some of the proceeds from the offering for prosecution and maintenance of your patents.

Response: The Company supplementally advises the Staff that it does not believe Dynavax’ appeal of the judgment by the U.S. Patent Office dismissing all of Dynavax’ claims to be material because the patent claims at issue in the matter do not cover products which are being developed by the Company or which it has licensed to any third party. The Company does plan to use some of the proceeds from the offering to continue prosecution and maintenance of its patents, but does not believe that the outcome of this appeal will have a material impact on its business.

Executive Compensation, page 84

MINTZ, LEVIN, COHN, FERRIS, GLOVSKY AND POPEO, P.C.

June 2, 2005

51.	Comment: We note that all of the executive officers you describe in this section receive stock option awards as part of their compensation. Please describe how these individuals’ performance is determined and what factors are considered in evaluating it. For example, if the grants are based on company performance, please describe how company performance is measured.

Response: The Company has revised the disclosure on pages 89 and 90 in response to the Staff’s comment.

Related Party Transactions

Other Transactions, page 90

52.	Comment: Please revise to disclose the amount of the $50 million up-front payment from Pfizer you will be required to pay to the University of Iowa. Additionally, disclose how much of this amount Dr. Krieg will receive.

Response: The Company has revised the disclosure on page 94 in response to the Staff’s comment.

Principal Stockholders, page 92

53.	Comment: Please provide the full name(s) of the natural persons having voting, dispositive or investment powers over the shares held by the entities listed in the 5% or more stockholders table.

Response: The Company has revised the disclosure on pages 96 and 97 in response to the Staff’s comment.

Description of Capital Stock

Warrants, page 97

54.	Comment: Please state whether the expiration date on the warrants may be extended and, if so, how. Please also clarify whether the warrants are callable and, if so, how and when you could call the warrants.

Response: The Company has revised the disclosure on page 100 of Amendment No. 2 in response to the Staff’s comment.

MINTZ, LEVIN, COHN, FERRIS, GLOVSKY AND POPEO, P.C.

June 2, 2005

Underwriting, page 108

55.	Comment: We note you plan to conduct a directed share offering. Please provide us with any material you intend to use to sell to potential purchasers such as a “friends and family” letter. Tell us when you intend to send them to these potential purchasers. In addition, tell us the procedures you will employ in making the offering and how you will assure that this offer will meet the requirements of Section 5 of the Securities Act and Rule 134. We may have further comments.

Response: At the request of the Company, the underwriters will reserve shares of common stock of the Company (the “Stock”) for sale to certain employees and friends of the Company (“Invitees”) through a Reserved Share Program (the “Program”) to be conducted by Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”). The class of persons for whom shares of Stock will be reserved will be determined by the Company, which will provide Merrill Lynch with the names and addresses of such Invitees along with the maximum number of shares which will be reserved for each such Invitee. Offers and sales of the Stock to Invitees through the Program will be on the same terms as those offered and sold to the general public. Invitees will be invited to participate in the program either by an overnight mailing of materials (Print and Mail Method) or by e-mail (Print Suppression Method).

Print and Mail Method - Based upon information provided by the Company, Merrill Lynch will prepare and mail to each Invitee a package of materials consisting of a short introductory letter from Merrill Lynch, a letter from the Company describing the Program and its mechanics (the “CEO Letter”), an Indication of Interest Form (“IOI”), and a booklet entitled “How to Respond to the Reserved Share Program” (the “Booklet”). The package of materials includes a copy of the preliminary prospectus, and a phone number which the Invitee may call if he or she has any questions concerning the Program.

In addition to explaining the mechanics of the Program, the CEO Letter makes clear that the Invitee is under no obligation to purchase Stock through the Program, that responding to the mailing will involve no obligation of any kind, that the Invitee is not, by reason of his or her inclusion in the Program, assured of obtaining a particular number of shares or any shares, that no offer to buy Stock may be accepted and no part of the purchase price can be received until the Registration Statement has been declared effective, and that any such offer to buy can be withdrawn, in whole or in part, without obligation or commitment, at any time prior to notice of its acceptance given after the effective date. The CEO Letter also contains the legend set forth in Rule 134.

MINTZ, LEVIN, COHN, FERRIS, GLOVSKY AND POPEO, P.C.

June 2, 2005

The IOI is designed to be signed by the Invitee and returned to Merrill Lynch by facsimile. It is the method by which the Invitee affirms certain statements contained in the Booklet, including that the Invitee has received a copy of the preliminary prospectus, that the number of shares indicated is for the Invitee’s personal account, that the Invitee is aware that he or she is not assured of obtaining any or all of the shares requested, and a reiteration of the fact that no offer to buy shares can be accepted, and no part of the purchase price can be received, until effectiveness of the Registration Statement, and that the indication of interest involves no obligation or commitment of any kind. It also provides the mechanism which allows the Invitee to indicate his or her answers (and the answers of his or her joint account holder if the Invitee wishes to purchase in a joint account) to the questions, also contained in the Booklet, which are designed to allow Merrill Lynch to determine whether the Invitee is prohibited from purchasing the Stock under NASD Conduct Rule 2790. Another item in the IOI is designed to provide the vehicle by which the Invitee can indicate the maximum number of shares in which he or she wishes to express an interest, and adduces certain personal information necessary for the administration of the Program.

In addition to setting out instructions on how to complete and return the IOI, the Booklet contains a series of Frequently Asked Questions about the Program, along with the answers to those questions.

If the Invitee is interested in reserving Stock through the Program, he or she is directed to return the completed IOI to Merrill Lynch by a specified date. Once the Invitee has returned a completed IOI to Merrill Lynch, and assuming that there is no regulatory impediment to his or her participation in the Program under Conduct Rule 2790, the Invitee’s personal information and the maximum number of shares in which the Invitee has expressed an interest are forwarded to a Merrill Lynch Financial Advisor or Registered Representative who will contact the Invitee to assist in opening a Merrill Lynch account to allow for purchase of the Stock. All purchases by the Invitee through the Program must be made in an account at Merrill Lynch.

Following receipt of all expressions of interest and the establishment of accounts for each Invitee, the Company will determine the final allocation of shares which will be made available to the Invitees. This allocation is made in the sole discretion of the Company.

Once the Registration Statement has been declared effective and the public offering price of the Stock has been determined, the Merrill Lynch Financial Advisor or Registered Representative to whom the Invitee has been assigned will contact the Invitee, and inform the Invitee of the public offering price and the maximum number of shares which the Company has determined that he or she may purchase. The Invitee is then asked whether he or she wishes to purchase Stock at that price, and if so, how many shares (subject to a minimum of 100 shares and subject to the maximum set by the Company).

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June 2, 2005

The Invitee may then decline to purchase Stock, agree to purchase Stock but specify a lesser number of shares than the maximum number set by the Company, or purchase the maximum number of shares. If the Financial Advisor or Registered Representative cannot reach the Invitee within 24 hours of pricing, the Invitee will lose the opportunity to participate in the Program. If the Invitee agrees to purchase Stock, a copy of the final prospectus is sent to the Invitee along with a confirmation of the transaction. The mechanics of the sale to the Invitee are handled the same way as any other sale of the Stock to any purchaser in the public offering. The Invitees are not required to pre-fund their accounts, and payment is not required until after the Invitee has confirmed his or her indication of interest after the pricing of the offering. Invitees are not subject to a lock-up as a condition of their participation in the Program.

Print Suppression (E-mail) Method - Under this method, the Company will provide to Merrill Lynch a list of Invitees, along with their e-mail addresses and the maximum number of shares in which each such person may invest. Merrill Lynch will then send to each Invitee an e-mail in the form shown in the first page of the Print Suppression package. Should the Invitee wish, he or she would then click on the hyperlink, and would be presented with a log-in screen. The log-in screen would contain, among other things, the legend set forth in Rule 134. The Invitee could then log-in to the Deal Sketch page using the Deal ID and PIN number provided in the initial e-mail.

The Deal Sketch page indicates the status of the Program at the time the Invitee logs-in, which may be that indications of interest are being accepted, the response deadline has passed, the acceptance period has begun, etc. It also shows to each Invitee the number of shares in which he or she may indicate an interest, and important information about the public offering, including the relevant dates and details of the offering. The Invitee is advised to read the CEO Letter by clicking on the appropriate button. The CEO Letter advises the Invitee to review the preliminary prospectus by clicking on the embedded hyperlink, and also advises that the Invitee may review the preliminary prospectus at any time by returning to the Deal Sketch page and clicking the “prospectus” button. In addition to explaining the mechanics of the Program, the CEO Letter makes clear that the Invitee is under no obligation to purchase shares through the Program, that responding will involve no obligation of any kind, that the Invitee is not, by reason of his or her inclusion in the Program, assured of obtaining a particular number of shares or any shares, that no offer to buy shares may be accepted and no part of the purchase price can be received until the Registration Statement has been declared effective, and that any such offer to buy can be withdrawn, in whole or in part, without obligation or commitment, at any time prior to notice of its acceptance given after the effective date. The CEO Letter also contains the Rule 134 legend, and a series of Frequently Asked Questions about the Program, along with the answers to those questions. If the Invitee chooses to participate in the Program, the procedure is exactly the same as if the Program were being conducted according to the Print and Mail method. Please note that the Print Suppression methodology has been passed upon by Cecilia Blye, Esq. of the Office of the General Counsel of the Division of Corporation Finance.

MINTZ, LEVIN, COHN, FERRIS, GLOVSKY AND POPEO, P.C.

June 2, 2005

A copy of the latest draft of the Program materials is provided supplementally for your review, along with draft screen shots of the Log In Page and the Deal Sketch page. Please note that the information used on the draft Deal Sketch page is for illustration only and is subject to change.

56.	Comment: We note that certain of the underwriters may distribute prospectuses electronically. Please tell us the procedures they will use in their selling efforts and how they intend to comply with the requirements of Section 5 of the Securities Act of 1933, particularly with regard to how offers and final confirmations will be made and how and when purchasers will fund their purchases. Provide us copies of all electronic communications including the proposed web pages.

Response: The Company has been informed by Merrill Lynch that Merrill Lynch has an electronic system in place, “i-Deal.” Merrill Lynch has further advised the Company that Kristina Wyatt, Esq. (formerly Schillinger) of the Staff has reviewed the system’s procedures and that Merrill Lynch continues to employ the same procedures as those reviewed by Ms. Wyatt. The Company has been informed that the other members of the underwriting syndicate do not anticipate delivering a prospectus electronically or otherwise offering and/or selling securities electronically.

57.	Comment: Please tell us and briefly disclose in the prospectus whether you intend to use any forms of prospectus other than print and electronic version, such as CD-ROMs, videos, etc., and provide all such prospectuses for our examination. Please refer to SEC Releases No. 33-7233 and NO. 33-7289. We may have additional comments.

Response: The Company does not intend to use any forms of prospectus other than print and electronic format. The availability of the prospectus in electronic format is discussed on page 114 of Amendment No. 2 and is further addressed in our response to comment 56 above.

58.	Comment: Please indicate if your underwriters have arrangements with a third party to host or access your preliminary prospectus on the Internet. If so, identify the party and provide the address of the website. Please also describe the material terms of the agreement and provide us with a copy of any written agreement. You should also provide us with copies of all information concerning your company or the offering that appears on the third party website. We may have further comments.

Response: Merrill Lynch and J.P. Morgan Securities Inc. have advised the Company that they have no arrangement with a third party to host or access the preliminary prospectus on the Internet. While Merrill Lynch has contracted with NetRoadshow, Inc. to conduct an

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June 2, 2005

Internet roadshow, the purpose of this contract is not specifically to host or access the preliminary prospectus. The primary purpose of the Internet roadshow is to provide access to the roadshow to institutional investors who cannot, or elect not to, attend roadshow meetings in person. NetRoadshow, Inc. has informed the underwriters that it conducts Internet roadshows in accordance with the NetRoadshow, Inc. no-action letter dated July 30, 1997, received from the Commission in connection with virtual roadshows. In accordance with such no-action letter, an electronic version of the preliminary prospectus, identical to the copy filed with the Commission and distributed to live attendees, is required to, and will, be made available on the web site. A copy of the form of agreement with NetRoadshow is provided supplementally with this correspondence.

Quotation on Nasdaq National Market, page 109

59.	Comment: Please revise the statement that you expect your common stock to be approved for quotation on the Nasdaq National Market to state that you have applied for quotation or intend to apply for quotation as opposed to stating that you expect to be approved.

Response: The Company has revised the disclosure on page 112 of Amendment No. 2 in response to the Staff’s comment.

Notes to the Consolidated Financial Statements

1. Nature of Business, page F-7

60.	Comment: Please explain to us why you appear to provide going concern language in this portion of the document, but the auditors do not include a going concern opinion.

Response: The Company notes for the Staff that while the liquidity disclosure included on page F-7 describes risks regarding the Company’s liquidity, the disclosure does not indicate that there is substantial doubt about the Company’s ability to continue as a going concern. The Company’s auditors considered the guidance included in SAS 59 and concluded that a going concern opinion was not warranted. The Company has revised this disclosure on page F-7 to reflect the receipt of a non-refundable $50 million payment from Pfizer.

3. Summary of Significant Accounting Policies

Deferred Royalty Fees, page F-11

61.	Comment: It appears based on this disclosure that you defer the royalty fees paid related to the sublicenses over the revenue recognition period. Please provide to us the references to the specific paragraphs within the applicable authoritative literature that support this treatment.

MINTZ, LEVIN, COHN, FERRIS, GLOVSKY AND POPEO, P.C.

June 2, 2005

Response: In limited instances, GAAP explicitly allows for the deferral of costs if those costs are directly associated with multi-period, contractual, revenue-producing activities. Examples include deferred customer acquisition costs under FAS 60, accounting and reporting by insurance enterprises, loan origination costs under FAS 91, and accounting for separately priced extended warranty and product maintenance contracts under FTB 90-1.

SAB Topic 13.A.3.f, Question #3 indicates the Staff’s position that incremental direct costs incurred related to the acquisition or origination of a customer contract in a transaction that results in the deferral of revenue, unless specifically provided for in the authoritative literature, may be either expensed as incurred or accounted for in accordance with paragraph 4 of Technical Bulletin 90-1 or paragraph 5 of Statement 91. This question also indicates the accounting policy chosen for these costs should be disclosed and applied consistently.

The costs the Company capitalized are directly related to particular revenue transactions. FTB 90-1 and FAS 91 provide models that allow for the deferral of costs when they are closely related to the revenue from a contract. The Company has applied the concepts of FTB 90-1 and has only capitalized direct incremental costs related to specific revenue transactions and these costs would not have been incurred absent the revenue transaction. The Company believes the royalty costs are the only direct incremental costs associated with these transactions that qualify for deferral.

SAB Topic 13.A.3.f, Question #5 indicates that it is the Staff’s preference that when both costs and revenue are deferred those capitalized costs should be charged proportionately over the same period over which the related revenue stream will be recognized. The revenue streams to which the Company is contractually entitled (non refundable cash has been received) is sufficient to support the realizability of the deferred costs.

The Company believes that the deferral of royalties given the Company’s fact pattern is proper since the costs are directly related to a specific revenue transaction, the costs are incremental in nature and would not have otherwise been incurred, and they are realizable based on revenue streams to which the Company is contractually entitled. The Company has consistently applied this policy of deferring royalty costs where the related revenue is deferred, and recognizes both over the same deferral period. The Company’s policy has also been appropriately disclosed.

7. Long-Term Debt and Capital Lease Obligations, page F-17

62.	Comment: On the face of the balance sheet, you refer to the loan to the German Bank as “convertible notes payable”. However, it is unclear based on the disclosure why this

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June 2, 2005

amount reflects convertible debt. Please revise your disclosure to include the conversion features, and explain the pertinent rights and privileges of the convertible debt, or tell us why this is not appropriate.

Response: The caption on the face of the balance sheet has been changed to delete the word “Convertible.” At March 31, 2005, approximately $862,000 of the $2,843,000 balance represents “additional interest” (as described on page F-18 of Amendment No. 2). This interest is the only portion of the balance due that is convertible, which is only at the lender’s option, once the borrower’s common shares are publicly traded. The requested disclosure has been added to page F-18 in response to the Staff’s comment.

8. Redeemable Convertible Preferred Stock

Financing History, pages F-18 – F-l9

63.	Comment: In order for us to fully understand the equity fair market valuations reflected in your financial statements, please provide an itemized chronological schedule covering all equity instruments issued since January 1, 2004 through the date of your response. Please provide the following information separately for each equity issuance:

a.	The date of the transaction;

b.	The number of shares/options issued/granted;

c.	The exercise price or per share amount paid;

d.	Management’s fair market value per share estimate and how the estimate was made;

e.	The identity of the recipient, indicating if the recipient was a related party;

g.	Nature and terms of concurrent transactions; and,

h.	The amount of any compensation or interest expense element including the effect on issuances accounted for under the guidance of APB 28.

Progressively bridge management’s fair market value determinations to the current estimated IPO price range. Please reconcile and explain the differences between the mid-point of your estimated offering price range and the fair values included in your analysis.

Response: The Company has assessed the fair value of its common stock and the need to record compensation for any stock-based awards granted to employees with exercise prices less than the estimated fair value of the common stock.

In 2003, the Company’s Series F preferred shareholders were able to obtain substantial preference rights over and above the existing Series A-E preferred shareholders and common stockholders, including essentially all of the voting power, liquidation preference equal to two times their investment, payment of guaranteed in-kind dividends and conversion rights. The rights of the existing Series A-E preferred stockholders were restructured, including the elimination of all accrued dividends to date.

MINTZ, LEVIN, COHN, FERRIS, GLOVSKY AND POPEO, P.C.

June 2, 2005

Given the terms of the Series F preferred stock and those of the existing Series A-E preferred stock, the Company believed that the value of the common stock could be substantially impacted depending on whether the preferred shares would convert upon an initial public offering of the Company or the Company’s business was sold, triggering a deemed liquidation event. A deemed liquidation event would enable the Series F and the Series A-E preferred shareholders to realize their liquidation preferences and dividends, and then the Series F preferred shareholders would share pro rata with any remaining distributions on the common stock. Company management calculated that upon a sale of the Company’s business resulting in up to $120 million in proceeds, the preferred stockholders would receive 100% of the proceeds and as such the value of the common shares under that scenario would be minimal.

In the first quarter of 2004, management estimated the value of the Company’s common stock price. Management evaluated the value of the common stock under both an initial public offering scenario and a deemed liquidation event (the sale of the business). At that time, the Company believed that neither an initial public offering nor a sale was a more likely outcome than the other, and accordingly assigned equal weighting to each scenario for its valuation. The fair value of the Company’s common stock was then estimated to be $0.87 per common share. Management believes that this fair value was reasonable, based on the pricing of the Series F preferred stock in the summer of 2003 at $1.23 per share and changes in market condition since that data point. The Series F preferred stock has significantly superior rights and preferences as compared to the common stock, including a 2X liquidation preference, guaranteed paid-in-kind dividends, superior voting rights and the ability to participate with the common shareholders pro rata in the distribution of any remaining assets after receiving their liquidation preferences.

In the spring of 2004, the Company’s randomized, controlled Phase II front-line non-small cell lung cancer (NSCLC) trial of ProMune began to deliver preliminary primary endpoint data related to tumor response. This data was released in June at the annual meeting of the American Society of Clinical Oncology, and introductory discussions were commenced by the Company with potential collaborators/licensees of the ProMune cancer program. The Company continued to believe that there was considerable risk attached to the Company’s objective of successfully demonstrating benefits from adding a third agent to a two drug regimen in cancer treatment. At that time, no company had been able to demonstrate the benefits of adding a successful third agent in the treatment of this indication.

In the second quarter of 2004, the Company believed that there was some increase in the value of the Company, and began discussions with investors for a new round of financing. The Company prepared a term sheet relating to a potential sale of Series G preferred stock, and determined that the Company had a pre-money valuation of $96 million. Given the liquidation preferences and other rights of preferred stock described above, this translated to a fair value of its common stock of $0.90 per share.

MINTZ, LEVIN, COHN, FERRIS, GLOVSKY AND POPEO, P.C.

June 2, 2005

On July 28, 2004, the Journal of the American Medical Association published an article on the benefits of adding a drug to a single-agent or a two agent chemotherapy regimen in advanced NSCLC which concluded that, over the previous 21 years, “Adding a third drug had a weaker effect on tumor response and no effect on survival.” Since the current standard of care for NSCLC was a two agent chemotherapy regimen of platinum and taxane, at the commencement of the NSCLC trial, the Company was optimistic about its potential but had little objective data that the Company’s therapy would be able to improve standard chemotherapy treatment, and indeed until a clinical benefit was observed (i.e., survival data), the Company continued to be cautious as to the likelihood of success of ProMune’s development. As such, the Company believed it to be appropriate that the valuation of the business continue to reflect the risk that outside investors attributed to the business, given the history over the past 20 years of other companies developing potential treatments for NSCLC.

On August 30, 2004, the Company closed the Series G financing. The pre-money valuation of the Company was effectively $96 million. The Company concluded that this valuation was not materially different from the pre-money valuation that it had assumed at the time the term sheet for that financing was completed. The Series G investors were primarily existing investors. The Series G investors have preference rights over the Series A-E investors and have certain other preferences with respect to voting and dividends, although they are junior to the preferences of the Series F preferred stock holders.

In the third quarter of 2004, the Company’s clinical trial data continued to be encouraging, and the Company began more serious discussions of a deal with a potential collaborative partner. The Company believed that an initial public offering was now more probable than it had previously estimated, although it noted that a deal with a collaborator would be necessary to initiate an initial public offering. For the third quarter of 2004, the Company used the Series G valuation price and took a 62.5 / 37.5 weighted approach to the likelihood of an initial public offering versus a sale or liquidation valuation event, as the Company now believed it more likely that an initial public offering could occur. This assessment reflected the continuing uncertainty of the Company’s clinical trial data and the Company’s ability to close a collaboration transaction. This translated to a fair value of common stock of $1.00 per share as of September 30, 2004.

On December 8, 2004, the Company signed a non-binding term sheet with Pfizer Inc. for the exclusive license of the Company’s technology worldwide for the treatment and prevention of cancer. In late December 2004, clinical data regarding the non-primary

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June 2, 2005

endpoint of median survival in the Phase II front-line NSCLC clinical trial began to become available, and the Company believed that the results were encouraging. The Company believed these results were significant, given the historical difficulties experienced by companies attempting to demonstrate such benefits. The Company also believes that Pfizer was monitoring the progress of a competitor’s product, Avastin, to evaluate which product would have the better results.

In summary, at December 31, 2004, the Company was working on a draft license agreement with Pfizer and had encouraging data to support the potential benefits of its compound, ProMune for cancer. Another competitor had a rival product under development which, if their results were found to be superior to the Company’s, could inhibit the ability to get ProMune approved by the FDA or its commercial success. The preliminary and unsigned license agreement with Pfizer at that time did not include fully negotiated terms concerning the standstill agreement, development work plan (including clinical and preclinical work to be performed by the parties), co-development of the product with respect to cutaneous T-cell lymphoma, pharmacology vigilance, transition planning and a next generation molecule screening and evaluation agreement. Accordingly, the Company believed there still remained significant negotiation to complete and risk as to whether the license agreement would be ultimately executed. In addition, the Company believed that Pfizer was still evaluating a competitor’s product. The Company now believed that an initial public offering was a much more likely valuation event, and accordingly valued the business solely on this assumption. Given positive scientific developments that could now be supported, and giving consideration to the continuing uncertainties and risks and the open items to negotiate with Pfizer, the Company estimated a value of $245 million for the Company. This translated to a per share value of $2.40.

On February 6, 2005, the Company presented tumor progression-free survival and overall survival NSCLC data on the first 83 patients in its Phase II clinical trial at the Keystone Symposium in Vancouver.

On March 14, 2005, Genentech announced the results of its Phase III front-line NSCLC clinical trial for Avastin, a potential competitor to ProMune, which showed a 20% improvement over the current two-agent chemotherapy regimen, the first clinical trial in over two decades to show an improvement to the standard two-agent chemotherapy regimen. Genentech’s stock rose 25% on the news ($44 to $55). Meanwhile, a licensor of the Avastin technology also experienced an increase in its stock price on the news.

At this time, the Company’s randomized, controlled Phase II data from the ProMune clinical trial suggested greater survival benefit than Genentech’s Phase III NSCLC trial data. Pfizer signed a final license agreement with the Company only after the Avastin data were made public.

MINTZ, LEVIN, COHN, FERRIS, GLOVSKY AND POPEO, P.C.

June 2, 2005

The Pfizer agreement was entered into March 24, 2005. At that time, the Company performed an internal appraisal of the value of the Pfizer transaction on a standalone basis. Key factors in this analysis were that essentially all non-financial terms of the Pfizer agreement were negotiated in 2005; and the Company also had to engage the University of Iowa Research Foundation and the Ottawa Health Research Institute, licensors of the original technology, on certain party-to agreements during the first months of 2005. On March 16, 2005, Pfizer signed the license agreement into escrow. The transaction was approved by the Pfizer Board of Directors on March 23, 2005, and it was announced in a press release on March 24, 2005. The Company’s internal model values this transaction at $255 million. Management assessed the fair value of the Company’s common stock as of March 31, 2005 at $2.80 per share.

The Company expects to conclude an initial public offering in the summer of 2005. Given the completion of the Pfizer license agreement, the Company has estimated the valuation of the business at approximately $350 million and currently expects the initial public offering pricing to reflect this business valuation. The Company believes this is consistent with the pre-Pfizer valuation of $100 million plus the value of the license of $250 million. Based on this valuation, management believes its common stock valuation would be equal to $3.28 per share. The Company has utilized this value for its option activity in the second quarter of 2005.

In conclusion, the Company believes that the valuation provided by the Pfizer license agreement is appropriately reflected in the value of the business at the time of the filing of the Registration Statement and that the value of the business prior to the Pfizer transaction is fairly reflected by the data and valuation points identified above. Accordingly, the Company believes that the fair value of its common stock applied to option grants in 2004 is appropriate for purposes of computing stock compensation expense recorded in the consolidated financial statements.

The impact of the above analysis on option grants in 2004 resulted in the Company recording deferred compensation of $2,775,000 and amortizing expense of $94,000 in the fiscal year ended December 31, 2004. The amortization expense reflects that a substantial number of stock option grants were made in November 2004.

An itemized chronological schedule covering all equity instruments issued since January 1, 2004 through the date of this response is set forth as Appendix A to this letter.

64.	Comment: Consider the need to provide a table that discloses the proceeds received from each offering described here. Also include a discussion of the original conversion ratios of each of these issuances of preferred shares.

MINTZ, LEVIN, COHN, FERRIS, GLOVSKY AND POPEO, P.C.

June 2, 2005

Response: The Company has revised the disclosure on page F-19 in response to the Staff’s comment.

Dividends, page F-20

65.	Comment: It is unclear how you treated the obligation to issue additional shares to pay the in kind dividends related to the Series F shares. Please explain to us and disclose the accounting treatment applied to this obligation. Also clarify how these dividends affect the liquidation preference disclosed on page F-20.

Response: The holders of the Series F preferred stock are entitled to a compounding annual dividend at a rate of seven percent per year. These dividends are to be paid in-kind for a period of three years and thereafter to be paid, at the Company’s option, in-kind or in cash based on the original purchase price of the shares of Series F preferred stock. The redemption provisions of the Company’s Senior Preferred Stock entitle the holder to receive cash equal to their original investment plus declared but unpaid dividends. Since the redemption value of the Senior Preferred Stock includes the dividends, and the Senior Preferred is redeemable at the option of the holders, the Company followed the guidance in SAB Topic 3-C, “Redeemable Preferred Stock,” and are accreting the Senior Preferred Stock to its redemption value (including the value of the dividends) over the period from issuance date to the earliest redemption date.

The obligation related to the in kind dividends that have been guaranteed for three years has been included in the liquidation value of $154,865 disclosed on the face of the balance sheet.

Conversion Rights, page F-21

66.	Comment: Please clarify what “weighted average” antidilution adjustment are. Also include a detailed discussion of any accounting implications that such adjustments would involve as well as whether any such adjustments have been made in the past.

Response: The objective of the “weighted average” antidilution adjustment to a security is to reduce the old conversion price to a number between the old conversion price and price per share in the dilutive financing, taking into account how many new shares are issued. Disclosure has been modified to explain the “weighted average” method. See page F-22.

The Company’s Series B through E preferred shareholders experienced one down round of financing. This occurred in 2003 with the Series F preferred stock financing, at which time the weighted average adjustment came into play. As a result, these investors had their common stock conversion ratios adjusted downward. We evaluated whether a beneficial conversion feature existed or resulted due to the equity restructuring in accordance with EITF 98-5 based on our application of the related guidance and our calculation to determine whether a beneficial conversion feature existed, and we have concluded that no such beneficial conversion feature exists. See the Company’s response to comment number 67 for additional information.

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June 2, 2005

All preferred shares are automatically convertible upon an a firm commitment underwritten public offering of shares of common stock in which (i) the aggregate gross proceeds from such offering to the Company are at least $40 million and (ii) the price paid by the public for such shares is at least $3.69234 per share. The Company’s pro forma capitalization on page 28 of Amendment No. 2 reflects this conversion by reclassifying all preferred shares to common stock and additional paid in capital. No other accounting recognition is deemed required.

Restructuring of Series A Through E Preferred Stock, F-22

67.	Comment: Please tell us and disclose the nature of the amendments, and if necessary, provide your analysis of any potential accounting impact resulting from these amendments.

Response: We note for the staff that the Series A-E preferred stock were amended as follows:

•	The liquidation preference for each series was reduced by fifty percent.

•	Anti-dilution rights were conformed to the series F preferred stock.

•	Voting rights of the existing preferred were modified such that the existing preferred stockholders could only vote together with the common stockholders on an as if converted basis and had no other voting rights except as required by law.

The above modifications did not result in any accounting consequences.

•	Conversion prices were adjusted to reflect dilution caused by the Series F financing.

We considered whether the change in the conversion price resulted in the preferred holders receiving a beneficial conversion feature. The conversion feature of the junior preferred stock was significantly out of the money at the time of the equity restructuring. After giving consideration to the adjusted conversion rates, the junior preferred conversion feature was still significantly out of the money. We calculated whether a beneficial conversion feature (BCF) existed in accordance with the guidance contained in EITF 98-5 and determined there was no BCF.

•	Rights to all past and future dividends were given up.

Since the preferred holders gave up dividends which had been previously recorded and would no longer be paid upon redemption, we reversed the previously accreted amounts of $19.7 million. Since the dividends had previously been recorded as a reduction to income available to common shareholders, we determined that the reversal of the dividends should be added to income available to common shareholder. We believe the guidance in EITF Topic D-42 supports such a presentation.

MINTZ, LEVIN, COHN, FERRIS, GLOVSKY AND POPEO, P.C.

June 2, 2005

Warrants, page F-22

68.	Comment: Please disclose the fair value of the warrants issued in connection with each issuance discussed in this disclosure.

Response: The Company has revised the disclosure on page F-23 in response to the Staff’s comment.

10. Stock Option Plan

69.	Comment: Please disclose the price of the repurchase rights related to the ability to immediately exercise these options. Also provide to us supplementally your analysis of the accounting implication related to these repurchase rights.

Response: The Company has revised the disclosure on page F-24 in response to the Staff’s comment.

The Company evaluated the accounting implications related to the repurchase right in accordance with FIN 44 and EITF 00-23. Under the terms of the Company’s option plan, the Company has the ability to repurchase unvested shares which have been early exercised if the optionee ceases to be an employee, director or consultant of the Company. This early exercise and repurchase feature was added to permit the employee’s holding period for tax purposes to begin at grant date rather than at some later date.

In EITF 00-23, Issue 33 (b), paragraph 151, the task force reached a consensus that the “early exercise” of options is not considered a substantive exercise for accounting purposes when the strike price of the employer call option is equal to the original exercise price, as is the case in the Company’s plan. The cash paid for the exercise price should be considered a deposit or prepayment that should be recognized by the employer as a liability. As of December 31, 2004, approximately 125,000 shares have been early exercised, with an aggregate exercise price of approximately $30,000. While we have

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June 2, 2005

not recorded this liability, it represents 1/10 of one percent of our total liabilities at December 31, 2004. Management believes this amount is immaterial for adjustment but will follow this guidance prospectively.

In EITF 00-23, Issue 33 (b), paragraph 152, the Company has exercised its repurchase rights related to all terminated employees that held options with the repurchase feature. Therefore no incremental compensation was required to be recorded.

In EITF 00-23, Issue 33 (b), paragraph 153 shares issued upon early exercise that are subject to the repurchase right have been excluded from the Company’s basic EPS calculation.

The Company also notes for the Staff that it has not repriced its options and no options have been exercised using a recourse note, accordingly the issues in paragraphs 154 and 155 in EITF 00-23, Issue 33(b), are not applicable.

14. Significant Research and Development and Licensing Agreements, page F-28

70.	Comment: Please provide the disclosure required by paragraph 14(b) of SFAS 68 related to these agreements.

Response: The line item “Royalty Expense” on the “Statement of Operations” includes amortized royalty fees, which match revenue recognized. Supplementally, the Company advises the Staff as follows:

GlaxoSmithKline and Chiron

Under the Company’s licensing agreements with GlaxoSmithKline and Chiron, each licensee is solely responsible for developing its respective licensed products. The Company has no obligation for the development of these licensed products. However, during the term of each of these license agreements, the Company has granted each licensor full access to all technology, information, inventions, data, process technology and any other information related to the use of VaxImmune in the respective licensed field which the Company may develop, acquire or otherwise obtain rights or access to subsequent to the date of the license agreements.

The Company’s revenue recognition term for each of these licenses reflects this ongoing right. The Company has no obligation to either licensee to conduct further research on their behalf to develop VaxImmune, but if the Company does improve upon VaxImmune, it is required to share the improvements. The costs associated with these rights are not quantifiable.

MINTZ, LEVIN, COHN, FERRIS, GLOVSKY AND POPEO, P.C.

June 2, 2005

sanofi aventis

The license with sanofi aventis did not grant rights similar to those described in the GlaxoSmithKline and Chiron response above. However, the Company did provide screening services to sanofi aventis and the financial statements and footnotes reflect revenue recognized from providing this service. The Company has not separately disclosed costs related to these screening services, because it did not capture them in the 2001 to 2003 time period; however, the Company’s revenues from these services covered the Company’s expenses.

15. Subsequent Events

Pfizer, page F-32

71.	Comment: Please disclose the amounts that are owed to the University of Iowa related to this agreement with Pfizer.

Response: The Company has revised the disclosure on page F-33 in response the Staff’s comment.

Item 15. Recent Sales of Unregistered Securities, page II-2

72.	Comment: Please indicate if any underwriters were employed in connection with any of the transactions set forth in Item 15.

Response: The Company has revised the disclosure on page II-2 of Amendment No. 2 in response to the Staff’s comment.

73.	Comment: Please revise to identify to whom you issued the 1,722,034 shares of Series F Convertible Preferred Stock on August 19, 2004 and September 24, 2004.

Response: The Company has revised the disclosure on page II-2 of Amendment No. 2 in response to the Staff’s comment.

Item 16. Exhibits and Financial Statement Schedules, page II-3

74.	Comment: Please file your remaining exhibits, including the legal opinion with your next amendment or as soon as it becomes available as we will need time to review it prior to granting effectiveness of the registration statement.

Response: The Company notes the Staff’s comment.

75.	Comment: Please revise the footnote about your confidential treatment request to state that portions of the exhibits have been omitted pursuant to a confidential treatment request and that this information has been filed separately with the Commission.

MINTZ, LEVIN, COHN, FERRIS, GLOVSKY AND POPEO, P.C.

June 2, 2005

Response: The Company has revised the footnote about its confidential treatment request in response to the Staff’s comment.

The Company also notes for the Staff the following additional changes and updates that have been made to Amendment No. 2 from the first filing of the Registration Statement. The Company has updated the disclosure to include information with respect to:

•	its receipt in May 2005 of an up-front payment from Pfizer Inc. in the amount of $50 million under its license agreement with Pfizer. The Company has noted this information on, among other pages in Amendment No. 2, pages 8, 29, 31 and 33;

•	unaudited quarterly financial information for the three months ended March 31, 2005 and March 31, 2004. The Company has noted this information on, among other pages in Amendment No. 2, pages 9, 32, 39, 40, and 44;

•	additional clinical trial data with respect to the 20 mg dose cohort of the Company’s Phase Ib clinical trial of its product candidate Actilon. The Company has noted this information on page 65 of Amendment No. 2; and

•	an adjustment to the Company’s financial statements with respect to the foreign exchange rates used by the Company to translate its fixed asset balances for financial reporting purposes. This adjustment was determined to be appropriate by the Company in May 2005. The Company believes that this adjustment is immaterial to its financial statements taken as a whole, and it has set forth a description of the adjustment on page F-13 of Amendment No. 2.

MINTZ, LEVIN, COHN, FERRIS, GLOVSKY AND POPEO, P.C.

June 2, 2005

We hope that the above responses will be acceptable to the Staff. If you have any questions or comments regarding Amendment No. 2 or the foregoing, kindly contact the undersigned at (617) 348-4443 or William T. Whelan of this firm at (617) 348-1869. Thank you for your time and attention.

Very truly yours,

/s/ Megan N. Gates
Megan N. Gates

cc:	Securities and Exchange Commission
Jeffrey P. Riedler
Albert Lee
Tabitha Atkins
Jim Atkinson
Coley Pharmaceutical Group, Inc.
Charles Abdalian
Charles Yon
Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
William T. Whelan
Michael R. Harrington
Ropes & Gray LLP
Patrick O’Brien

MINTZ, LEVIN, COHN, FERRIS, GLOVSKY AND POPEO, P.C.

June 2, 2005

Appendix A

Coley Pharmaceutical Group, Inc.	Coley Pharmaceutical Group, Inc.
Stock Option Grant History	Preferred Stock Sold

2004	Employees	Consultants (1)	Grant Price	FMV Price	Deferred Compensation Recorded		2004 Series G shares	Price	Total
Q1
January
February

March	294,000	—	$0.25	$0.86	$179,340
Q2
April

May	12,000	159,000	$0.25	$0.92	$8,040
June
Q3
July

August	47,000	41,000	$0.25	$0.86	$28,670		18,985,043	$1.23078	$23,366,411

September							1,491,025	$1.23078	$1,835,124
Q4
October

November	1,181,078		$0.25	$2.40	$2,539,318
December

Total 2004	1,534,078	200,000			$2,755,368		20,476,068		$25,201,535

2004 Amortization Expense of Employee Options					$3,107,735	(1)

2005	Employees	Consultants (1)	Grant Price	FMV Price	Deferred Compensation Recorded		Preferred Shares	Price	Total
Q1
January	3,080,482	31,000	$0.25	$2.80	$7,855,229

January	1,371,188		$0.25	$2.80	$3,496,529	(2)
February
March
Q2

April	100,000		$0.25	$3.28	$303,000

May	80,000		$0.25	$3.28	$242,400

YTD 2005	4,631,670	31,000			$11,897,158

Notes

(1)	During 2004, we recorded $310,487 of expense for mark to market adjustments, including $198,963 for the 200,000 NQ options that were granted in 2004. In Q1 2005 we recorded $170,000 of mark to market adjustments.
(2)	Expensed immediately in January as options were Non-Qualified and immediately vested.